Financial Instruments - Summary of Interest Rate Risk (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Fair value interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 5,474,105	$ 197,336	$ 5,049,005
Financial liabilities	76,206,394	2,747,166	56,599,417
Cash flow interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	69,654,969	2,510,994	45,489,788
Financial liabilities	$ 158,557,225	$ 5,715,834	$ 131,715,366